S-K 1603(a) SPAC Sponsor	Aug. 07, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below. Immediately after the completion of the initial business combination, the private placement units will be transferable.

Furthermore, immediately after the completion of the initial business combination, the representative shares will be transferable.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The founder shares will be subject to transfer restrictions pursuant to lock-up provisions in the letter agreement until the earlier of (x) six months after the date of the consummation of our initial business combination or (y) the date on which the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share surrenders, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (z) we consummate a subsequent liquidation, merger, share exchange or other similar transaction after our initial Business Combination which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.	Eaglesky Holdings Corp	Transfers of the founder shares, private placement units and Class A ordinary shares issued or issuable upon separation of the private placement units and that are held by the sponsor, officers and directors are permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of the sponsor, or any affiliates of the sponsor; (b) in the case of an individual, transfers by gift to a member of the individual’s immediate family, to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers pursuant to a qualified domestic relations order; (e) transfers by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) transfers in the event of our liquidation prior to the completion of an initial business combination; (g) transfers by virtue of the laws of the Cayman Islands or the sponsor’s limited liability company agreement upon dissolution of the sponsor; (h) in the event of our liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination; and (i) transfers in connection with our initial business combination with our consent to any third party; provided, however, that in the case of clauses (a) through (e), (h) and (i), these permitted transferees must enter into a written agreement agreeing to be bound by the restrictions herein.

Private Placement Units	Immediately after the completion of our initial business combination	Eaglesky Holdings Corp	Same as above

Underwriter Shares owned by Maxim	Immediately after the completion of our initial business combination	Maxim	Maxim has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of our initial business combination and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares if we fail to complete our initial business combination within the periods of time as provided in our amended and restated memorandum and articles of association.

Lock-up Agreement with Underwriter	180 days after the date of this prospectus	We, sponsor, officers and directors	We, our sponsor and our officers and directors have agreed that we will not offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, without the prior written consent of Maxim, for a period of 180 days after the date of this prospectus, any units, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares; provided, however, that we may (1) issue and sell the private placement units, (2) issue and sell the additional units to cover our underwriters’ over-allotment option (if any), (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units and the underlying securities and the founder shares, and (4) issue securities in connection with our initial business combination. Maxim, the representative of our underwriters, in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.

SPAC Sponsor Form of Organization	Corporation
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under Cayman Islands law and other applicable law, our sponsor’s business is focused on investing in our company.